FINANCIAL INSTRUMENTS AND RISK MANAGEMENT - Trade Receivables Aging (Details) - Trade receivables - CAD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of provision matrix [line items]
Financial assets	$ 865.3	$ 668.8
0-60 days
Disclosure of provision matrix [line items]
Financial assets	708.6	543.8
61-90 days
Disclosure of provision matrix [line items]
Financial assets	59.8	47.3
91+ days
Disclosure of provision matrix [line items]
Financial assets	$ 96.9	$ 77.7